Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020 [1]	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 19,928		$ (10,326)		$ (83,202)	$ 59,998		$ 63,685
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization expense	1,056		2,572		9,818	10,338		11,663
Deferred taxes	865		0		629	0		0
Other non-cash compensation	941		1,065		4,564	4,030		1,788
Non-cash partnership interest-based compensation	4,903		7,920		172,358	30,233		19,495
Amortization of debt issuance costs	261		855		1,336	1,643		1,686
Loss on extinguishment of debt	675		1,032		1,514	0		0
Change in fair value of derivatives	212		8,634		8,572	5,417		1,344
Change in fair value of warrant liabilities	(14,057)		0		13,315	0	[1]	0	[1]
Amortization of deferred rent	(397)		(128)		130	152		(897)
Proceeds received from investments	3,894		2,596		8,050	10,289		18,347
Non-cash investment income	(13,048)		(3,373)		(10,742)	(7,521)		(16,963)
Other	28		30		2,351	526		539
Change in assets and liabilities
Management fees receivable	(1,429)		969		(595)	5,132		(291)
Incentive fees receivable	43,489		13,913		(48,653)	(7,242)		7,594
Due from related parties	2,813		820		(1,100)	(3,467)		(1,218)
Other assets	20,992		(15,264)		(16,568)	(5,876)		1,968
Accrued compensation and benefits	(54,393)		(42,188)		6,295	(3,531)		(459)
Employee related obligations	563		(2,971)		2,660	(4,029)		6,583
Accrued expenses and other liabilities	(28,673)		807		(2,562)	101		2,165
Net cash provided by (used in) operating activities	15,791		(33,037)		68,170	96,193		117,029
Cash flows from investing activities
Purchases of premises and equipment	(55)		(809)		(1,308)	(3,995)		(868)
Contributions/subscriptions to investments	(8,207)		(6,425)		(23,911)	(21,505)		(23,210)
Withdrawals/redemption from investments	2,926		5,550		19,688	31,630		32,040
Net cash provided by (used in) investing activities	(3,999)		(1,684)		(5,531)	6,130		7,962
Cash flows from financing activities
Capital contributions received from noncontrolling interest	1,083		174,564		177,832	4,720		6,447
Capital contributions received from member					0	18		0
Capital distributions paid to partners and member	(11,687)		(15)		(153,670)	(69,624)		(82,247)
Capital distributions paid to the noncontrolling interest	(13,277)		(5,814)		(39,812)	(43,660)		(49,234)
Proceeds from credit facility	0		20,000		20,000	25,000		0
Principal payments on credit facility	0		(3,000)		(45,000)	0		0
Principal payments on senior loan	(50,259)		(91,195)		(91,195)	(7,325)		(27,447)
Debt issuance costs	(851)		0		0	0		(1,291)
Capital contributions related to the Transaction and PIPE transactions net of underwriting costs					179,857	0		0
Proceeds from exercise of warrants	24,465		0		6,745	0		0
Net cash provided by (used in) financing activities	(53,004)		94,540		54,757	(90,871)		(153,772)
Effect of exchange rate changes on cash	(661)		(325)		884	314		(182)
Net increase (decrease) in cash and cash equivalents	(41,873)		59,494		118,280	11,766		(28,963)
Beginning of period	198,146	[1]	79,866	[1]	79,866	68,100		97,063
End of period	156,273		139,360		198,146	79,866	[1]	68,100
Supplemental disclosure of cash flow information
Cash paid during the year for interest	3,622		5,456		21,464	22,674		23,587
Cash paid during the year for income taxes	678		726		3,160	1,739		1,352
Supplemental disclosure of non-cash information from financing activities
Deemed contributions from GCMH Equityholders	4,903		7,920		172,358	30,233		19,495
Establishment of deferred tax assets, net related to tax receivable agreement and the Transaction	$ (60)		$ 0		$ 14,140	$ 0		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.